Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition - Shamrad [Member]
$ in Thousands
Oct. 02, 2022 USD ($)
Business Combination, Significant Transaction and Sale of Business (Details) - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition [Line Items]
Net assets excluding cash acquired	$ (404)
Other long-term assets	173
Liabilities in respect of business combinations	(662)
Backlog	837
Deferred tax liabilities, net	(140)
Goodwill	1,948
Total assets acquired net of acquired cash	$ 1,752